Corporate Information (Details) - Vote	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
The Art Newspaper Group Inc. [Member]
Corporate Information [Line Items]
Acquired interest		100.00%
AMTD Group [Member]
Corporate Information [Line Items]
Acquired interest	50.00%
Votes on each share (in Vote)	20